Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2022

	Shares/ Principal	Fair Value
Exchange Traded Funds - 89.1%
Debt Funds - 15.4%
iShares 10+ Year Investment Grade Corporate Bond ETF	48,122	$2,320,924
iShares 10-20 Year Treasury Bond ETF	57,103	6,221,372
iShares 1-3 Year Treasury Bond ETF	85,609	6,952,307
iShares 1-5 Year Investment Grade Corporate Bond ETF	58,067	2,861,542
iShares 20+ Year Treasury Bond ETF	13,300	1,362,585
iShares 3-7 Year Treasury Bond ETF	34,713	3,967,002
iShares 5-10 Year Investment Grade Corporate Bond ETF	54,192	2,616,390
iShares 7-10 Year Treasury Bond ETF	9,707	931,775
iShares Convertible Bond ETF	42,908	2,956,361
iShares Core Total USD Bond Market ETF	88,951	3,958,319
iShares Core U.S. Aggregate Bond ETF	75,863	7,308,641
iShares TIPS Bond ETF	65,730	6,895,077
Total Debt Funds		48,352,295
Equity Funds - 73.7%
iShares Core High Dividend ETF	85,207	7,778,547
iShares Core MSCI EAFE ETF	474,191	24,975,640
iShares Core S&P 500 ETF	303,684	108,916,267
iShares Core S&P Mid-Cap ETF	85,143	18,668,454
iShares Core S&P Small-Cap ETF	142,622	12,435,212
iShares ESG Aware MSCI USA ETF	427,797	33,971,360
iShares MSCI EAFE Growth ETF	94,381	6,848,285
iShares MSCI EAFE Value ETF	198,904	7,663,771
iShares MSCI Emerging Markets Min Vol Factor ETF	14,046	711,851
iShares MSCI USA Min Vol Factor ETF	49,685	3,284,179
iShares U.S. Energy ETF	56,328	2,214,254
iShares U.S. Infrastructure ETF	39,810	1,283,474
iShares, Inc. iShares ESG Aware MSCI EM ETF	87,098	2,410,002
Total Equity Funds		231,161,296
Total Exchange Traded Funds
(Cost - $235,809,093)		279,513,591
Short-Term Investments - 7.8%
Money Market Funds - 7.8%
Dreyfus Government Cash Management, 2.75%(a)	21,520,478	21,520,478
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 2.74%(a)	2,858,472	2,858,472
Total Short-Term Investments (Cost - $24,378,950)		24,378,950
Total Investments - 96.9%
(Cost - $260,188,043)		$303,892,541
Other Assets Less Liabilities - Net 3.1%		9,634,014
Total Net Assets - 100.0%		$313,526,555

Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

(a)	The rate shown is the annualized seven-day yield at period end.

TIPS	-	Treasury Inflation Protected Security

Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	131	12/16/2022	$10,937,190	$991,955
MSCI EAFE Future	Goldman Sachs & Co.	314	12/16/2022	26,071,420	2,385,360
MSCI Emerging Market Index Future	Goldman Sachs & Co.	51	12/16/2022	2,222,325	219,315
S&P 500 E-Mini Future	Goldman Sachs & Co.	542	12/16/2022	97,600,650	9,611,610
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	73	12/16/2022	16,119,860	1,527,710

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$14,735,950